UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

November 30, 2013

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Letter to the Shareholders

Adam Checchi

Dear Shareholder,

We are pleased to provide the inaugural annual report on the CCA Funds.  This report includes a summary of the first twelve months of operations for the two Funds that comprise the CCA Funds System: the CCA Core Return Fund and the CCA Aggressive Return Fund.  In addition to this report, information on both Funds can be found on our website at www.ccafunds.com.

As this is our first annual report, I would like to introduce the CCA Funds System and the investment approach of the Funds’ adviser, Checchi Capital Fund Advisers, LLC (“CCFA”), and sub-adviser, Checchi Capital Advisers, LLC (“CCA”).

We created The CCA Funds with one primary goal: protect and grow our investors’ hard earned money!  We feel the best strategy to protect and grow our investors’ savings is to invest in civilization -what we refer to as “owning the world.” We define “owning the world” as an investment strategy that tracks the world’s capital markets. Presently there are approximately $90 trillion of publicly traded assets, comprised of approximately 15,000 stocks and 16,000 bonds across 108 countries and 24 industries.  We believe that owning the world’s stocks and bonds is a dependable long-term investment strategy because:

•

Global assets should grow with population and productivity

•

Risk is diversified across the world’s companies and governments; not tied to active security selection (i.e., trying to pick the winners and losers)

•

We believe the world will be always be worth more in the future than it is today as our civilization continues to progress

We also want the CCA Funds to be an appropriate investment solution for any investor at any time of their life, regardless of age, marital status, income level, occupation, etc.  To accomplish this, we felt it was critical to give our investors a simple way of customizing the risk and return of their investments to meet their individual needs.  To do this, we divide the entire world’s assets into two categories:

•

The Aggressive category – the highest risk/return stocks and bonds

•

The Core category – the world’s stocks and bonds excluding those high risk/return assets

The Funds’ sub-adviser, CCA, uses proprietary technology to assess over 85 different fundamental and behavioral characteristics to determine each security’s category.1 The CCA Aggressive Return Fund captures the performance of the Aggressive category. The CCA Core Return Fund captures the performance of the Core category. The two Funds are complementary - allowing an investor to access varying degrees of risk exposure while maintaining diversification across the world’s capital markets.

The CCA Funds System

By investing in some combination of the two Funds, we believe each investor can customize their investment to match a desired financial profile, without sacrificing diversification or liquidity.  We call this the CCA Funds System.  As an investor’s objectives change over time, they can adjust the proportion of each Fund they hold to target their desired risk level.  This system simplifies the investment process by providing customized global diversification in just two funds instead of the myriad of investments that most investors typically hold to achieve a diversified portfolio.

Figure 1 below shows the hypothetical annual investment return of a portfolio holding the CCA Core Return Fund and CCA Aggressive Return Fund in varying proportions.  For example, a portfolio holding 90% Core Return Fund and 10% Aggressive Return Fund would have produced an annual return of 6.4% whereas a portfolio holding 90% Aggressive Return Fund and 10% Core Return Fund would have produced an annual return of 13.7%.  The two funds are designed to be held in the proportion that matches an investor’s risk profile target at any given point in time.2

Figure 1.

We hope you share our excitement for the CCA Funds and the simple yet comprehensive investment opportunity they offer.  It has been a tremendously rewarding experience to build these Funds and provide what we believe is a differentiated investment solution.

We encourage you to read through this annual report and the Funds’ prospectus and fact sheets and determine if the CCA Funds System is the right investment for you.

Finally, I offer my sincere thanks to our team who helped build these funds and to our shareholders for their continued support of our approach.

Sincerely,

Adam Checchi

Management’s Discussion of Performance

The CCA Core Return Fund, Institutional Class, returned 5.5% since inception of the Fund on December 26, 2012.  The CCA Aggressive Return Fund, Institutional Class, returned 14.6% for the same period.  The Funds’ adviser and sub-adviser, CCFA and CCA, respectively, are pleased with both Funds’ performance for the year.  Importantly, the Funds performed in line with their targeted risk profiles, with the CCA Aggressive Return Fund significantly outperforming the CCA Core Return Fund given its higher risk/return strategy.

CCA Core Return Fund

The CCA Core Return Fund, Institutional Class, returned 5.5% since inception compared to 21.6% for the MSCI All Country World Index and -2.0% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Core Return Fund attempts to capture the performance of the 90% of the world’s assets that exclude the 10% riskiest assets, as determined by the Funds’ sub-adviser, CCA.  The Fund anticipates that approximately 40-60% of its assets will be invested in global equities and 40-60% will be invested in global bonds.  As a result, CCA uses a blended benchmark of equity and fixed income indices to track the performance of the CCA Core Return Fund.  For the period since inception of the Fund on December 26, 2012, the blended benchmark returned 7.0%.  The blended benchmark consists of 55% Barclays Global Aggregate Bond Index, 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, and 11% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2013, the CCA Core Return Fund holdings consisted of approximately 50% global bonds and 50% global equities.3

The Fund underperformed its blended benchmark by 1.5%.  As this was the Fund’s first year of operations, an initial implementation process consisting of higher than normal cash balances as a percentage of overall assets and increased reliance on exchange-traded funds (ETFs), particularly for large capitalization equities, detracted from overall performance.  The Fund also incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual Fund expenses charged to the investor.4

CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year.  However, over the long-term, the Fund should perform in-line with its blended benchmark, excluding fees.

CCA Aggressive Return Fund

The CCA Aggressive Return Fund, Institutional Class, returned 14.6% since inception compared to 21.6% for the MSCI All Country World Index and -2.0% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Aggressive Return Fund attempts to capture the performance of the 10% of the world’s assets that provide the highest risk/return, as determined by the Funds’ sub-adviser, CCA.  To determine which securities have the highest risk/return, CCA periodically scores and ranks the world’s assets and modifies the Fund’s holdings accordingly.  As a result, it is difficult to provide an accurate “static” benchmark for the CCA Aggressive Return Fund.  However, based on historical testing of world asset prices, CCA currently uses a blended benchmark of global equity indices to track the performance of the CCA Aggressive Return Fund.  For the period since inception of the Fund on December 26, 2012, the blended benchmark returned 18.7%.  The blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index, and 25% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2013, the CCA Aggressive Return Fund holdings consisted of approximately 54% U.S. equities and 46% developed market equities (excluding the U.S.).5

The Fund underperformed its blended benchmark by 4.1%.  The underperformance was driven primarily by a difference in allocation between the Fund and its blended benchmark.  For the first four months of the year, the Fund was overweight in emerging market securities and underweight in U.S. securities relative to the blended benchmark.  Over the remaining eight months of the year, the Fund’s allocation more closely approximated the blended benchmark, however differences remained.  In addition to the allocation differences, as part of the Fund implementation process, the Fund held higher than normal cash balances as a percentage of overall assets and relied heavily on exchange-traded funds (ETFs), particularly for large capitalization equities, detracting from overall performance.  The Fund also incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the investor.6

CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year.  Unlike the CCA Core Return Fund holdings, which should consist of approximately 40-60% global bonds and 40-60% global equities, the CCA Aggressive Return Fund holdings may vary significantly over time.  As a result, it is difficult to provide a “static” benchmark that will consistently approximate the performance of the Fund.  However, CCA will periodically revisit the Fund’s blended benchmark and the underlying index proportions and adjust accordingly to provide the investor with the most accurate benchmark possible.

1 For a more detailed explanation of CCA’s risk scoring process, please see the “Principal Investment Strategies” section of the prospectus.

2 Performance data is calculated since inception December 26, 2012 through November 30, 2013 using the CCA Aggressive Return Institutional Class Fund and CCA Core Return Institutional Class Fund published net asset values.  Proportional return is calculated by taking the sum of the annual return for each Fund multiplied by the proportional weight of each fund as a percentage of the total portfolio.  Proportional returns are hypothetical and represent the net return (before taxes) an investor would have earned had they held the Funds in the proportions listed.

3 Asset class allocation excludes cash holdings.

4 The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class or Investor Class shares, respectively.

5 Asset class allocation excludes cash holdings.

6 The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class or Investor Class shares, respectively.

CCA CORE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

TOTAL RETURNS

FOR PERIOD ENDED NOVEMBER 30, 2013

FUND/INDEX	SINCE INCEPTION	VALUE
CCA Core Return Fund – Institutional Class	5.50%	$ 10,550
CCA Core Return Fund – Investor Class	5.20%	$ 10,520
MSCI USA IMI Index	30.00%	$ 13,000
MSCI EAFE IMI Index	21.44%	$ 12,144
MSCI Emerging Markets IMI Index	0.00%	$ 10,000
Barclays Global Aggregate Bond Index	-2.03%	$ 9,797
Blended Benchmark	6.97%	$ 10,697

Since inception returns assumes inception date of December 26, 2012.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The blended benchmark consists of 16% MSCI US Investable Market Index, 18% MSCI EAFE Investable Market Index, 11% MSCI Emerging Markets Investable Market Index and 55% Barclays Global Aggregate Bond Index.

CCA AGGRESSIVE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

TOTAL RETURNS

FOR PERIOD ENDED NOVEMBER 30, 2013

FUND/INDEX	SINCE INCEPTION	VALUE
CCA Aggressive Return Fund – Institutional Class	14.60%	$ 11,460
CCA Aggressive Return Fund – Investor Class	14.40%	$ 11,440
MSCI USA IMI Index	30.00%	$ 13,000
MSCI EAFE IMI Index	21.44%	$ 12,144
MSCI Emerging Markets IMI Index	0.00%	$ 10,000
Blended Benchmark	18.65%	$ 11,865

Since inception returns assumes inception date of December 26, 2012.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

The blended benchmark consists of 35% MSCI US Investable Market Index, 40% MSCI EAFE Investable Market Index and 25% MSCI Emerging Markets Investable Market Index.

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

The following charts provide a visual breakdown of the Fund by the industry sector and country that the underlying securities represent as a percentage of the portfolio of investments.

Country	% of each
Australia	0.8%
Austria	0.1%
Belgium	0.2%
Canada	1.5%
Switzerland	0.7%
China	0.1%
Germany	0.5%
Denmark	0.2%
Spain	0.2%
France	0.7%
United Kingdom	0.8%
Hong Kong	0.9%
Ireland	0.2%
Italy	0.1%
Japan	1.6%
Mexico	0.1%
Netherlands	0.2%
Norway	0.1%
Singapore	0.2%
Sweden	0.3%
USA *	90.5%
Total[1]	100.0%
[1] This number excludes cash and cash equivalents. * ADR’s and ETF’s are included in USA.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

The following charts provide a visual breakdown of the Fund by the industry sector and country that the underlying securities represent as a percentage of the portfolio of investments.

Country	% of each
Australia	0.4%
Austria	0.1%
Canada	2.6%
Switzerland	0.2%
Cayman Islands	0.1%
Germany	0.9%
Denmark	0.1%
Spain	0.3%
France	0.5%
United Kingdom	0.8%
Hong Kong	0.4%
Italy	0.1%
Japan	1.1%
Luxembourg	0.2%
Netherlands	0.2%
Norway	0.3%
Singapore	0.4%
Sweden	0.3%
USA *	91.0%
Total[1]	100.0%
[1] This number excludes cash and cash equivalents. * ADR’s and ETF’s are included in USA.

CCA Core Return Fund
Schedule of Investments
November 30, 2013

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
1,126	Bombardier, Inc.	$ 5,101
105	Curtiss-Wright Corp.	5,541
340	European Aeronautic Defence and Space NV ADR *	6,059
289	Exelis, Inc.	5,107
93	Huntington Ingalls Industries, Inc.	7,647
56	Lockheed Martin Corp.	7,934
52	Rolls-Royce Holdings ADR	5,275
118	Woodward, Inc. *	5,062
64	Teledyne Technologies, Inc. *	5,935
101	United Technologies Corp.	11,197
		64,858	0.72%
Air Freight & Logistics
639	TNT Express NV ADR	5,847
46	FedEx Corp.	6,380
		12,227	0.14%
Airlines
3,000	Cathay Pac Airways Ltd.	6,354	0.07%

Auto Components
35	Continental AG	7,315
27	Continental AG ADR	5,670
208	Denso Corp.	5,224
140	Toyota Industries Corp.	6,089
		24,298	0.27%
Automobiles
135	Honda Motor Co. Ltd.	5,707
84	Daimler AG	6,977
250	Nissan Motor Co. Ltd.	4,565
43	Toyota Motor Corp. ADR	5,377
162	Bayerische Motoren Werke AG ADR	6,197
284	Ford Motor Co.	4,851
108	Mazda Motor Corp. *	5,073
400	Mitsubishi Motors *	4,335
120	Volkswagen AG ADR	6,244
		49,326	0.54%
Beverages
133	The Coca-Cola Co.	5,345
157	Anheuser-Busch InBev SA/NV	16,031
200	Asahi Group Holdings	5,475
66	Brown-Forman Corp.	4,951
134	Heineken NV ADR	4,569
225	Ito En Ltd.	4,859
130	Pepsico, Inc.	10,980
215	Pernod Ricard NV ADR	4,896
198	SABMiller PLC ADR	10,294
42	Diageo Plc. ADR	5,362
		72,762	0.80%
Biotechnology
152	CSL Limited ADR	4,774
110	Gilead Sciences, Inc. *	8,229
300	Takara Bio, Inc.	6,279
97	Thrombogenics *	2,331
29	Regeneron Pharmaceuticals, Inc. *	8,522
75	United Therapeutics Corp. *	6,923
45	Celgene Corp. *	7,280
		44,338	0.49%
Building Materials
1,070	Duluxgroup Ltd.	5,350	0.06%

Capital Markets
205	Federated Investors, Inc. Class B	5,594
150	Invesco Ltd.	5,228
497	UBS AG *	9,443
635	Ratos AB	5,681
126	Macquarie Group Ltd.	6,217
168	Credit Suisse Group ADR *	5,023
895	Ashmore Group Plc.	5,770
175	The Bank of New York Mellon Corp.	5,898
22	Partners Group Holding AG	5,477
217	Morgan Stanley	6,792
		61,123	0.68%
Chemicals
78	FMC Corp	5,683
119	HB Fuller Co.	6,096
50	Arkema SA ADR	5,717
365	Kansai Paint Co.	5,167
2,000	Mitsui Chemicals, Inc.	4,881
102	E. I. du Pont de Nemours and Co.	6,261
105	Sensient Technologies	5,160
30	The Sherwin-Williams Co.	5,491
345	Sumitomo Chemical Co. Ltd.	6,941
125	Syngenta AG ADR	9,801
62	Lanxess AG	4,101
103	Basf SE	11,015
101	Umicore SA	4,515
4	Givaudan AG	5,643
		86,472	0.96%
Commercial Banks
420	Agricultural Bank of China Ltd. ADR	5,368
188	Australia and New Zealand Banking Group Limited ADR	5,458
3,698	Banco Espirito Santo *	5,175
148	BB&T Corp	5,142
20	Berner Kantonalbank *	4,642
78	BOK Financial Corp.	4,937
317	China Construction Bank Corp ADR	5,145
838	Crédit Agricole ADR *	5,229
333	Hang Seng Bank ADR	5,401
160	HSBC Holdings Plc ADR	8,976
2,076	Lloyds Banking Group ADR *	10,588
81	The Bank of Nova Scotia	4,987
66	PNC Financial Services Group, Inc.	5,079
169	Popular, Inc. *	4,830
544	Regions Financial Corp.	5,293
397	Sberbank Of Russia ADR	4,947
1,000	Shizuoka Bank Ltd.	11,315
219	Standard Chartered	5,191
983	Sumitomo Mitsui Financial Group Inc ADR	9,840
324	TCF Financial Corporation	5,077
210	Commonwealth Bank of Australia	14,882
899	Mitsubishi Ufj Financial Group, Inc.	5,784
770	Mitsubishi Ufj Financial Group, Inc. ADR	4,997
1,173	Mizuho Financial Group, Inc.	4,962
114	Svenska Handelsbanken	5,295
643	Banco Santander SA	5,715
129	KBC Groupe	7,360
458	Bendigo & Adelaide Bank Ltd.	4,696
975	Unicredit Spa	7,073
315	Utd Overseas Bk Ltd.	5,251
284	Royal Bank Canada	18,892
625	Societe Generale Group	7,181
306	Fifth Third Bancorp	6,218
422	Nordea Bank Ab	5,450
500	Banco Bilbao Vizcaya Argentaria SA	5,945
263	Barclays Bank ADR	4,676
4,000	Dah Sing Banking Group Ltd.	7,368
211	Trustmark Corp.	5,919
136	U S Bancorp	5,334
100	The Hachijuni Bank, Ltd.	6,173
170	BNP Paribas SA	6,392
137	Wells Fargo & Co.	6,031
		274,214	3.03%
Commercial Services & Supplies
7,262	China Everbright International, Ltd.	8,093
91	Cintas Corp.	5,051
93	Clean Harbors, Inc. *	4,908
675	Michael Page International	5,247
300	Park24 Co. Ltd.	5,664
		28,963	0.32%
Communications Equipment
322	BlackBerry Ltd. *	2,038
437	Cisco Systems, Inc.	9,286
130	Electronics for Imaging, Inc. *	5,148
395	Ericsson ADR	4,941
73	QUALCOMM, Inc.	5,371
		26,784	0.30%
Computers & Peripherals
256	Lenovo Group Ltd. ADR	6,072
182	NCR Corp. *	6,361
47	Apple, Inc.	26,135
		38,568	0.43%
Construction Materials
1,105	Boral Ltd.	4,850
238	CRH Plc. ADR	6,060
52	Martin Marietta Materials	5,021
1,587	Sumitomo Osaka Cement Co. Ltd.	6,135
87	Vulcan Materials Co.	4,904
		26,970	0.30%
Consumer Finance
77	American Express Co.	6,607	0.07%

Crude Petroleum & Natural Gas
712	Exco Resources, Inc.	3,766
106	Ecopetrol SA ADR	4,328
		8,094	0.09%
Distributors
123	Avnet, Inc.	4,908
400	Canon Marketing Japan	5,936
23	CF Industries Holdings, Inc.	5,000
61	Genuine Parts Co.	5,053
156	Jardine Cycle & Carriage Ltd.	4,388
		25,285	0.28%
Diversified Consumer Services
187	Apollo Group, Inc. *	4,916
274	Regis Corp.	4,381
		9,297	0.10%
Diversified Financial Services
92	TMX Group Ltd.	4,464
50	Ameriprise Financial, Inc.	5,413
209	Citigroup, Inc.	11,060
1,059	Bank of America Corp.	16,753
1,431	Henderson Group Plc	5,018
308	Hong Kong Exchanges and Clearing Ltd. ADR	5,408
144	ING US Inc	5,031
20	IntercontinentalExchange *	4,359
304	New York Community Bancorp, Inc.	5,022
71	Pargesa Holdings	5,494
297	JPMorgan Chase & Co.	16,994
		85,016	0.94%
Diversified Telecommunication
344	Telefonica SA ADR	5,652
200	Softbank Corp ADR	8,078
264	Mtn Group Ltd.	5,193
313	NTT DoCoMo, Inc.	5,030
100	Swisscom Ag ADR	5,118
218	Telstra Ltd. ADR	5,014
181	T-Mobile US, Inc. *	4,708
862	Belgacom SA ADR	5,094
126	BT Group Plc.	7,696
23	Iliad SA	5,443
145	CenturyLink, Inc.	4,452
226	Nippon Telegraph and Telephone Corp.	5,702
493	Orange ADR	6,399
407	AT&T, Inc.	14,330
114	BCE, Inc.	5,038
106	Verizon Communications, Inc.	5,260
		98,207	1.08%
Electric Services
138	OGE Energy Corp.	4,750	0.05%

Electric Utilities
237	Iberdrola SA ADR	6,051
775	Electricité de France S.A. ADR	5,758
2,330	Hera Spa	5,191
146	Duke Energy Corp.	10,214
915	TrustPower Ltd.	4,875
150	El Paso Electric Co.	5,405
115	Northeast Utilities	4,724
118	The Southern Co.	4,794
221	Great Plains Energy, Inc.	5,247
		52,259	0.58%
Electrical Equipment
220	Abb Ltd.	5,627	0.06%

Electronic Equipment & Instruments
73	Belden, Inc.	5,111
508	Infineon Technologies Ag ADR	5,146
92	Legrand SA	5,077
234	Mitsubishi Electric Corp.	5,450
136	Omron Corp.	5,596
118	TE Connectivity Ltd.	6,221
500	Star Micronics Co.	5,809
400	Yaskawa Electric Co.	5,358
58	Kyocera Corp. ADR	3,074
		46,842	0.52%
Energy Equipment & Services
78	Oceaneering International, Inc.	6,021
93	Halliburton Co.	4,899
78	Helmerich & Payne, Inc.	6,006
97	FMC Technologies, Inc. *	4,666
74	Diamond Offshore Drilling, Inc.	4,444
53	Schlumberger Ltd.	4,686
		30,722	0.34%
Food & Staples Retailing
59	Casey's General Stores, Inc.	4,391
49	Costco Wholesale Corp.	6,146
82	CVS Caremark Corp.	5,491
65	George Weston Ltd.	4,882
118	Kroger Co.	4,927
68	Seven & i Holdings Co., Ltd. ADR	5,029
118	Wesfarmers Ltd.	4,713
123	Walgreen Co.	7,282
159	Woolworths Ltd.	4,878
882	Tesco Plc.	5,022
135	Wal-Mart Stores, Inc.	10,936
		63,697	0.70%
Food Products
123	Unilever N V ADR	4,829
101	Kraft Foods Group, Inc.	5,365
97	Viscofan SA	5,247
142	Nestle SA	10,369
218	Nestle SA Reg B ADR	15,938
365	Ajinomoto Co, Inc. ADR	5,238
136	Archer-Daniels Midland Co.	5,474
149	Associated British Foods Plc ADR	5,622
65	Bunge Ltd.	5,208
325	Danone ADR	4,755
219	Ebro Foods Sa	5,049
117	Hormel Foods Corp.	5,267
72	McCormick & Company, Inc.	4,968
100	Nissin Foods Holdings	4,022
633	Orkla ADR	4,963
113	Suedzucker AG	2,858
122	Unilever Plc ADR	4,941
		100,113	1.11%
Gas Utilities
111	Atmos Energy Corp.	4,934
91	Oneok, Inc.	5,284
1,000	Osaka Gas Co.	4,042
95	Southwest Gas Corp.	5,041
452	Superior Plus Corp.	4,753
		24,054	0.27%
Health Care Equipment & Supplies
139	Abbott Laboratories	5,308
152	Alere, Inc. *	4,973
127	CareFusion Corp. *	5,061
83	Coloplast A/S	5,447
36	C.R. Bard, Inc.	5,000
96	Essilor International SA ADR	5,052
71	Stryker Co.	5,284
62	Teleflex, Inc.	6,095
110	Medtronic, Inc.	6,305
77	Covidien Plc	5,256
		53,781	0.59%
Health Care Providers & Servicers
88	DaVita Healthcare Partners, Inc. *	5,240
20	Eurofins Scientific Group S.A.	5,120
85	Express Scripts Holding Co. *	5,725
385	Health Management Associates, Inc. *	5,040
59	Wellpoint, Inc.	5,480
		26,605	0.29%
Hotels Restaurants & Leisure
151	Cinemark Holdings, Inc.	4,982
655	Galaxy Entertainment Group *	5,128
366	Greene King Plc ADR	5,224
3,063	Melco International Development Ltd.	10,806
58	Papa Johns International, Inc.	4,922
132	Six Flags Entertainment Corp	4,912
2,000	SJM Holdings Ltd.	6,411
2,882	Ardent Leisure Group	5,275
131	Dunkin' Brands Group, Inc.	6,416
51	McDonald's Corp.	4,966
		59,042	0.65%
Household Durables
208	DR Horton, Inc.	4,135
680	Panasonic Corporation ADR	7,806
		11,941	0.13%
Household Products
195	Procter & Gamble Co.	16,423
87	Uni Charm Corp.	5,504
208	Huhtamaki Oyj	5,205
149	Kao Corp. ADR	4,947
360	Reckitt Benckiser Group Plc.	5,846
66	Henkel AG & Co. KGaA ADR	6,554
810	PZ Cussons Plc.	5,225
86	Colgate-Palmolive Co.	5,660
		55,364	0.61%
IT Services
327	Riverbed Technology, Inc. *	5,657
69	Hitachi, Ltd. ADR	5,089
57	International Business Machines Corp.	10,242
37	Visa, Inc.	7,528
145	Lender Processing Services, Inc.	5,091
1,500	Netdragon Websoft	2,929
96	Computer Sciences Corp.	5,052
90	Gemalto ADR	5,104
64	Accenture Plc.	4,958
		51,650	0.57%
Industrial Conglomerates
1,389	Alstom SA ADR	5,014
21,000	Gallant Venture Ltd. *	4,518
922	General Electric Co.	24,581
167	Koninklijke Philips Electronics NV	5,972
94	Siemens AG ADR	12,419
220	Smiths Group Plc. ADR	4,996
107	Spirax-Sarco Engineering Plc	5,132
3,000	NWS Holdings Ltd.	4,535
87	3M Co.	11,615
		78,782	0.87%
Insurance
250	AIA Group Ltd. ADR	5,078
102	American International Group, Inc.	5,075
356	Genworth Financial, Inc. *	5,379
384	Lancashire Holdings Ltd.	4,948
98	Lincoln National Corp.	5,030
1,238	Mapfre SA	4,916
11	Markel Corp. *	6,130
388	MBIA Inc. *	5,001
102	Metlife, Inc.	5,323
1,700	New China Life Insurance *	6,074
210	Sanlam Ltd. ADR	5,359
184	Selective Insurance Group	5,187
143	Sun Life Financial, Inc.	5,002
60	Swiss Re Ltd. ADR	5,340
58	Traveler's Companies, Inc.	5,263
58	Chubb Corp.	5,594
111	American Financial Group, Inc.	6,400
91	Berkshire Hathaway, Inc. B *	10,604
355	QBE Insurance Group Ltd.	5,059
1,680	Scor SE ADR	5,846
330	Allianz SE ADR	5,759
174	Tokio Marine Holdings, Inc. ADR	5,813
165	Power Financial Corp.	5,615
165	Prudential Plc. ADR	7,052
260	Muenchener Rueckver ADR	5,699
		142,546	1.57%
Internet & Catalog Retail
18	Amazon, Inc. *	7,085
7	priceline.com, Inc. *	8,346
		15,431	0.17%
Internet Software & Services
28	LinkedIn Corp. *	6,273
17	Google Inc., Class A *	18,013
200	Dena Co. Ltd.	3,886
179	Facebook, Inc., Class A *	8,415
		36,587	0.40%
Leisure Equipment & Products
62	Shimano, Inc.	5,508	0.06%

Life Sciences Tools & Services
40	Bio-Rad Laboratories, Inc. *	4,905	0.05%

Machinery
707	AB Volvo Class B ADR	9,304
71	Andritz AG	4,501
57	Caterpillar, Inc.	4,822
121	ITT Corp.	4,939
1,000	Japan Steel Works	5,340
1,000	Mitsubishi Heavy Industries Ltd.	6,414
48	Pfeiffer Vacuum Technology AG	5,972
51	Parker Hannifin Corp.	6,010
391	Kubota Ltd.	6,684
45	Hino Motors Ltd. ADR	7,010
172	Atlas Copco AB	4,789
176	Xylem, Inc.	6,083
		71,868	0.79%
Marine
1	AP Moeller Maersk	9,541	0.11%

Media
109	CBS Corp.	6,383
78	Directv *	5,157
154	Fox News Corp.	5,157
81	Viacom, Inc. Class B	6,494
44	Kabel	5,738
113	Lamar Advertising Co. *	5,641
135	Reed Elsevier NV ADR	5,760
108	Royal Gold, Inc.	4,870
298	Thomson Reuters Corp.	11,139
1,426	Technicolor SA *	7,226
274	Television Francaise	5,118
87	Time Warner, Inc.	5,717
78	The Walt Disney Co.	5,502
98	British Sky Plc. ADR	5,285
232	Gannett Co., Inc.	6,278
		91,465	1.01%
Metals & Mining
282	Vedanta Resources Plc.	4,084
98	Rio Tinto Plc.	5,230
319	Barrick Gold Corp.	5,260
80	BHP Billiton Plc. ADR	4,854
156	BHP Billiton Ltd. ADR	10,642
259	Commercial Metals Co.	5,030
58	Groupe Bruxelle	5,126
336	Vale SA ADR	4,714
196	Antofagasta PLC ADR	5,071
200	Bhp Billiton Ltd.	6,810
5,285	Beadell Resources Ltd. *	3,658
1,068	Kinross Gold Corp.	5,030
97	Nucor Corp.	4,953
302	Steel Dynamics, Inc.	5,502
1,106	Fortescue Metals Group Ltd.	5,721
		81,685	0.90%
Multi-Utilities
75	DTE Energy Co.	5,006
362	Veolia Environnement S.A. ADR	5,828
91	National Grid Plc. ADR	5,766
262	GDV Suez SA	6,076
56	Sempra Energy	4,953
148	Ameren Corp.	5,306
		32,935	0.36%
Multiline Retail
28,000	PCD Stores *	4,262
111	Dollar Tree, Inc. *	6,177
75	Target Corp.	4,795
		15,234	0.17%
Office Electronics
142	Canon, Inc.	4,731	0.05%

Oil And Gas Field Exploration Services
421	Petroleum Geo-Services ASA ADR	5,048
446	Saipem ADR	5,004
53	Seacor Holdings, Inc. *	4,932
		14,984	0.17%
Oil, Gas & Consumable Fuels
60	Anadarko Petroleum Corp.	5,329
250	BP Plc. ADR	11,753
280	Canadian Oil Sands Ltd.	5,255
2,798	DNO International ASA *	10,337
322	Ensign Energy Services, Inc.	4,907
198	Gibson Energy, Inc.	4,986
141	Marathon Oil Corp.	5,082
78	OAO Lukoil ADR	4,853
271	Peabody Energy Corp.	4,932
165	Phillips 66	11,486
139	Spectra Energy Corp.	4,663
110	Eni Spa ADR	5,265
98	Total SA ADR	5,911
264	WPX Energy, Inc. *	4,908
125	Chevron Corp.	15,305
112	Enbridge, Inc.	4,630
711	Showa Shell Sekiyu	7,899
329	Canadian Natural Resources Ltd.	10,831
223	Statoil ASA ADR	5,026
86	ConocoPhillips	6,261
128	Imperial Oil Ltd.	5,510
287	BG Group Plc. ADR	5,875
134	Kinder Morgan, Inc.	4,762
105	Royal Dutch Shell Plc. ADR	7,004
44	Noble Energy, Inc.	3,091
270	Tullow Oil Plc.	3,842
30	CNOOC Ltd. ADR	6,140
414	Talisman Energy, Inc.	4,889
280	Exxon Mobil Corp.	26,174
132	Crescent Point Energy Corp.	4,982
234	Chesapeake Energy Corp.	6,288
		218,176	2.41%
Paper & Forest Products
241	Canfor Corp. *	5,302
116	International Paper Co.	5,411
		10,713	0.12%
Personal Products
55	Beiersdorf Ag *	5,570
160	L'Oreal SA ADR	5,368
		10,938	0.12%
Pharmaceuticals
60	Sanofi	6,345
98	Glaxosmithkline Plc. ADR	5,186
225	Glaxosmithkline Plc.	5,959
388	Roche Holding AG ADR	27,179
527	Pfizer, Inc.	16,722
89	Bayer AG ADR	11,882
101	Bristol Myers Squibb Co.	5,189
121	Eisai Co. Ltd. ADR	4,719
213	Impax Labs, Inc. *	5,121
9	Mallinckrodt Plc. *	468
96	Merck KGaA ADR	5,545
160	Novartis AG ADR	12,645
210	Takeda Pharmaceutical Co., Ltd. ADR	5,114
114	Viropharma, Inc. *	5,644
85	Jazz Pharmaceuticals Plc. *	9,938
184	Johnson & Johnson	17,417
210	Merck & Co., Inc.	10,464
87	Novo Nordisk A/S ADR	15,550
109	Abbvie, Inc.	5,281
145	Otsuka Holdings Co.	4,235
92	Astellas Pharma, Inc. ADR	1,365
		181,968	2.01%
Professional Services
323	R.R. Donnelley & Sons Company	5,976
495	Daiwa Securities Group ADR	4,851
292	Experian Plc. ADR	5,390
95	Intertek Group Plc ADR	4,788
200	Sga Sa ADR	4,500
104	Shutterfly, Inc. *	4,912
104	Sodexo ADR	10,462
162	Power Corp. of Canada	4,994
88	ManpowerGroup, Inc.	7,034
		52,907	0.58%
Publishing
443	Daily Mail & General Trust Plc.	6,637
281	Informa Plc ADR	5,154
		11,791	0.13%
Real Estate Management & Developers
925	Barratt Developments Plc *	4,984
1,795	Daikyo, Inc.	4,907
14,309	Franshion Properties Ltd.	4,762
365	Cheung Kong Holdings ADR	5,796
42	Morguard Corp.	4,786
230	Daiwa House Industry Co. Ltd.	4,468
36	Gecina	4,728
11,281	New World China Land Ltd.	5,820
115	Realogy Holdings Corp. *	5,450
514	Savills Plc	5,467
262	St. Joe Co. *	4,648
		55,816	0.62%
Restaurants
100	St. Marc Holdings	4,891	0.05%

Road & Rail
136	Avis Budget Group, Inc. *	5,013
362	East Japan Railway Co. ADR	4,956
137	Old Dominion Freight Line, Inc.	7,060
1,184	MTR Corp. Ltd.	4,605
36	Union Pacific Corp.	5,833
240	Hertz Global Holdings, Inc. *	5,822
102	Canadian National Railway Co.	11,475
		44,764	0.49%
Semiconductors & Semiconductor
102	Analog Devices, Inc.	4,918
454	Intel Corp.	10,823
78	Hittite Microwave Corp. *	4,932
345	Fairchild Semiconductor International, Inc. *	4,392
72	ASML Holdings NV	6,723
174	Maxim Integrated Products, Inc.	4,956
		36,744	0.41%
Software
77	Citrix Systems, Inc. *	4,568
462	Compuware Corp.	5,077
609	Symantec Corp.	13,696
128	SS&C Technologies Holdings *	5,518
123	Sap AG ADR	10,175
152	SolarWinds, Inc. *	5,083
449	Telecity Group Plc	5,162
53	Netsuite, Inc. *	5,092
148	Oracle Corp.	5,223
115	Micros Systems, Inc. *	6,178
356	Microsoft Corp.	13,574
		79,346	0.88%
Specialty Retail
130	Best Buy, Inc.	5,272
360	Chico's FAS, Inc.	6,728
91	GameStop Corp Class A	4,391
206	Hutchison Whampoa Ltd ADR	5,253
155	Inditex ADR	4,941
35	Inditex	5,580
323	Staples, Inc.	5,016
70	The Home Depot, Inc.	5,647
185	Wal - Mart de Mexico, S.A.B. de C.V. ADR	4,862
108	Buckle, Inc.	5,731
135	Hennes & Mauritz Ab	5,719
		59,140	0.65%
Textiles, Apparel & Luxury Goods
29	Christian Dior SA	5,655
30	LVMH Moet Hennessy Louis Vuitton	5,655
92	Adidas AG ADR	5,618
71	Carters, Inc.	5,018
3,303	Chow Tai Fook Jewellery Group Ltd.	5,130
490	Compagnie Financiere Richmont SA ADR	4,964
219	Fifth & Pacific Co. *	7,153
15	Hermes International SA	5,237
210	Kering SA ADR	4,637
3,532	Li & Fung Ltd.	4,811
246	Prada SpA ADR	4,797
		58,675	0.65%
Tobacco
55	Philip Morris International, Inc.	4,705
47	British American Tobacco ADR	4,998
143	Japan Tobacco, Inc.	4,831
143	Altria Group, Inc.	5,288
		19,822	0.22%
Trading Companies & Distributors
202	ITOCHU Corp. ADR	5,129
69	Marubeni Corp.	5,048
18	Mitsui & Co. Ltd. ADR	5,002
65	WESCO International, Inc. *	5,589
264	Noble Group Ltd. ADR	4,744
		25,512	0.28%
Transportation Infrastructure
6,329	Hutchison Port Holdings Trust	4,304
215	Hamburger Hafen Und Logistik AG	5,323
1,309	BBA Aviation Plc.	7,004
1,941	OHL Mexico SAB *	5,102
		21,733	0.24%
Wireless Telecommunication Services
300	Tele2 Ab	3,655
220	China Mobile Ltd. ADR	11,933
182	Vodafone Group Plc. ADR	6,750
		22,338	0.25%

Total for Common Stock (Cost - $2,935,865)		$ 3,163,036	34.93%

CORPORATE BONDS

Consumer Finance
11,000	American Express 2.75% 09/15/2015	$ 11,407	0.13%

Food & Beverage
8,000	Anheuser Busch Inbev 7.75% 01/15/2019	10,093	0.11%

Electric Utilities
10,000	Arizona Public Service 4.5% 04/01/2042	9,564	0.11%

Media
10,000	Comcast Corp. 5.85% 11/15/2015	11,001	0.12%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/2032	9,147	0.10%

Utilities
9,000	Entergy Gulf 6% 05/01/2018	10,443	0.12%

Financial Services
8,000	Equitable Cos 7% 04/01/2028	8,891	0.10%

Supranationals
11,000	European Invt 1.75% 03/15/2017	11,323	0.13%

Electric Utilities
10,000	Exelon Corp. 4.9% 06/15/2015	10,571	0.12%

Government Agencies
10,000	Federal Home Loan Banks 0.25% 02/20/2015	10,004	0.11%

Thrifts & Mortgage Finance
10,000	Federal Home Loan Mortgage 1% 03/08/2017	10,077
10,000	Federal National Mortgage Association 0% 06/01/2017	9,533
		19,610	0.22%
Capital Markets
9,000	Goldman Sachs 5.95% 01/18/2018	10,320	0.11%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6% 10/01/2021	9,852	0.11%

Supranationals
10,000	International Bank MTN 2.125% 03/15/2016	10,389	0.11%

Consumer Finance
10,000	John Deere Capital Corp. 2.25% 06/07/2016	10,374	0.11%

Pharmaceuticals
11,000	Johnson & Johnson 1.2% 05/15/2014	11,042	0.12%

Food Products
8,000	Kraft Foods, Inc. 6.875% 01/26/2039	9,647	0.11%

Road & Rail
9,000	Norfolk Southern Corp. 5.9% 06/15/2019	10,552	0.12%

Integrated Oils
8,000	Shell International Finance 5.5% 03/25/2040	8,927	0.10%

Diversified Telecommunication
11,000	Verizon Communications 2.45% 11/01/2022	9,785	0.11%

Commercial Banks
11,000	Wells Fargo Co. 1.5% 01/16/2018	11,025	0.12%

Insurance
9,000	Hartford Financial Service Group 5.125% 04/15/2022	9,935	0.11%

Total for Corporate Bonds (Cost - $242,184)		$ 233,902	2.60%

EXCHANGE TRADED FUNDS
804	CurrencyShares Japanese Yen Trust	$ 76,653
371	iShares Barclays Agency Bond Fund	41,381
4,520	iShares Barclays Mbs Bond Fund	477,854
5,203	iShares International Treasury Bond	523,682
248	iShares Barclays 1-3 Year Treasury Bond	20,973
25	iShares Barclays 3-7 Year Treasury Bond	3,044
156	iShares Barclays 7-10 Year Treasury Bond	15,864
83	iShares 20+ Year Treasury Bond	8,669
1,474	iShares JP Morgan Emerging Bond Fund	160,180
183	iShares MSCI Japan Small-Cap	9,988
12,984	Market Vectors Emerging Markets Currency Bond	309,539
3,836	SPDR Barclays High Yield Bond	156,317
11,603	SPDR Barclays International Corporate Bond	423,742
21,883	SPDR Barclays International Treasury Bond	1,270,965
1,903	Vanguard Bond ETF Intermediate Term	159,700
640	Vanguard Corp Bond ETF Long Term	52,877
714	Vanguard Corp Bond Short Term	57,256
525	Vanguard FTSE Europe	30,114
23,988	iShares MSCI Emerging Markets Index Fund	1,015,892
3,270	iShares MSCI Emerging Markets Small Cap Fund	157,581
Total Exchange Traded Funds (Cost - $5,017,797)		$ 4,972,271	54.91%

REAL ESTATE INVESTMENT TRUSTS
246	American Capital Agency Corp.	$ 5,013
178	Apartment Investment & Management Co. Class A	4,470
265	BioMed Realty Trust, Inc.	4,924
101	BRE Properties, Inc.	5,174
471	Diamondrock Hospitality	5,384
123	Eurocommerical ADR	4,981
177	Equity Residential	9,123
268	Host Hotels & Resorts REIT	4,934
31	Public Storage	4,734
127	Realty Income Corp.	4,840
385	Sunstone Hotel Investors, Inc.	5,032
213	UDR, Inc.	4,957
171	Weingarten Realty Investors	4,880
130	Highwoods Properties, Inc.	4,670
31	Simon Property Group, Inc.	4,645
80	Sovran Self Storage, Inc.	5,339
Total for Real Estate Investment Trusts (Cost - $84,916)		$ 83,100	0.91%

U.S. TREASURY NOTES & OBLIGATIONS
20,000	US Treasury 0.25% 05/15/2016	$ 19,931
10,000	US Treasury 0.5% 06/15/2016	10,023
10,000	US Treasury 0.625% 07/15/2016	10,047
10,000	US Treasury 0.625% 04/30/2018	9,774
20,000	US Treasury 0.625% 11/30/2017	19,711
20,000	US Treasury 0.75% 06/30/2017	19,956
10,000	US Treasury 0.75% 12/31/2017	9,891
10,000	US Treasury 0.75% 2/28/2018	9,857
10,000	US Treasury 0.875% 02/28/2017	10,063
10,000	US Treasury 0.875% 01/31/2017	10,072
10,000	US Treasury 1% 08/31/2016	10,140
10,000	US Treasury 1% 08/31/2019	9,625
10,000	US Treasury 1% 09/30/2019	9,605
10,000	US Treasury 1.125% 03/31/2020	9,541
15,000	US Treasury 1.125% 05/31/2019	14,639
10,000	US Treasury 1.375% 07/31/2018	10,059
15,000	US Treasury 1.375% 11/30/2018	15,019
10,000	US Treasury 1.75% 05/15/2022	9,450
10,000	US Treasury 1.875% 08/31/2017	10,363
10,000	US Treasury 2% 02/15/2023	9,481
10,000	US Treasury 2.125% 08/15/2021	9,898
10,000	US Treasury 2.5% 08/15/2023	9,813
10,000	US Treasury 2.625% 11/15/2020	10,374
10,000	US Treasury 2.625% 08/15/2020	10,412
20,000	US Treasury 2.75% 11/30/2016	21,286
5,000	US Treasury 3% 05/15/2042	4,295
5,000	US Treasury 3.125% 02/15/2043	4,385
15,000	US Treasury 3.125% 11/15/2041	13,268
5,000	US Treasury 3.875% 08/15/2040	5,119
10,000	US Treasury 3.5% 5/15/2020	11,000
10,000	US Treasury 4.25% 05/15/2039	10,917
5,000	US Treasury 4.625% 02/15/2040	5,779
10,000	US Treasury 5.125% 05/15/2016	11,156
10,000	US Treasury 5.25% 02/15/2029	12,308
5,000	US Treasury 6.25% 8/15/2023	6,559
40,000	US Treasury Note 0.375% 04/15/2015	40,098
39,000	US Treasury Note 2.125% 11/30/2014	39,756
39,000	US Treasury Note 2.625% 06/30/2014	39,561
36,000	US Treasury Note 4.50% 11/15/2015	38,960
Total for U.S. Treasury Notes & Obligations (Cost - $556,314)		$ 542,191	5.99%

MONEY MARKET FUNDS
48,622	Aim Short Term Investments Trust 0.02% ** (Cost - $48,622)	48,622	0.54%

	Total Investments (Cost - $8,885,698)	$ 9,043,122	99.88%

	Other Assets Less Liabilities	10,455	0.12%

	Net Assets	$ 9,053,577	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at November 30, 2013.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund
Schedule of Investments
November 30, 2013

Shares		Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
520	BAE Systems Plc ADR	$ 14,695
170	General Dynamics Corp.	15,582
298	Honeywell International	26,376
420	Keppel Corp. Ltd ADR	7,581
231	Lockheed Martin Corporation	32,726
134	Northrop Grumman Corp.	15,099
67	Precision Castparts Corp.	17,316
172	Raytheon Co.	15,253
529	The Boeing Co.	71,018
272	United Technologies Corp.	30,154
		245,800	2.19%

Air Freight & Logistics
207	FedEx Corp.	28,711
296	United Parcel Service Class B	30,304
		59,015	0.52%

Airlines
704	Delta Air Lines, Inc.	20,402
245	United Continental Holdings, Inc. *	9,616
		30,018	0.27%
Auto Components
1,248	Bridgestone Corp. ADR	22,788
924	Denso Corp. ADR	23,211
298	Johnson Controls, Inc.	15,052
680	Michelin Co. ADR	14,736
		75,787	0.67%

Automobiles
101	Autonation, Inc. *	4,953
652	Daimler AG ADR	54,325
1,770	Ford Motor Co.	30,232
399	General Motors Co. *	15,453
161	Mazda Motors Corp. ADR *	7,562
870	Porsche Automobil ADR	8,830
98	Renault Société Anonym	8,692
117	Tesla Motors, Inc. *	14,892
1,071	Toyota Motor Corp. ADR	133,929
55	Toyota Motor Co. Ltd.	3,426
595	Volkswagen AG ADR	31,624
		313,918	2.79%

Beverages
2,085	Coca Cola Enterprises, Inc.	83,796
910	Pepsico, Inc.	76,859
		160,655	1.43%

Biotechnology
136	Alexion Pharmaceuticals, Inc. *	16,932
319	Amgen, Inc.	36,391
119	Biogen Idec, Inc. *	34,625
192	Celgene Corp. *	31,060
1,023	Gilead Sciences, Inc. *	76,531
51	Regeneron Pharmaceuticals, Inc. *	14,987
		210,526	1.87%

Capital Markets
444	Bank of New York Mellon Corp.	14,963
50	Blackrock, Inc.	15,137
682	Charles Schwab Corp.	16,695
259	Credit Suisse Group ADR *	7,744
929	Deutsche Bank AG	44,555
271	Franklin Resources, Inc.	15,011
149	Macquarie Group Ltd. ADR	7,352
952	Morgan Stanley	29,798
2,793	Nomura Holdings, Inc. ADR	22,288
256	Northern Trust Corp.	15,101
208	State Street Corp.	15,103
186	T. Rowe Price Group, Inc.	14,966
508	TD Ameritrade Holding Corp.	14,620
89	The Goldman Sachs Group, Inc.	15,036
		248,369	2.21%

Chemicals
137	Air Prod & Chemicals, Inc.	14,910
385	Dow Chemical Co.	15,038
520	E. I. du Pont de Nemours & Co.	31,918
118	Ecolab, Inc.	12,646
376	Koninklijke DSM NV ADR	7,415
207	LyondellBasell Industries NV, Class A	15,976
3,000	Mitsui Chemicals	7,322
239	Monsanto Company	27,086
64	PPG Industries, Inc.	11,780
206	Praxair, Inc.	26,010
86	Sherwin Williams Co.	15,741
1,016	Shin-Et Su Chemical ADR	14,712
		200,554	1.78%

Commercial Banks
1,518	Australia & New Zealand Banking Group Ltd.	44,068
31,037	Banca Monte Dei Spa Ordf *	7,876
4,067	Banco Bilbao Vizcaya Argentaria, S.A. ADR	48,357
107	Bank of Montreal	7,463
766	Bank of Nova Scotia	47,163
1,792	Barclays Bank ADR	31,862
1,918	BNP Paribas ADR	72,117
246	Boc Hong Kong Holdings Ltd. ADR	16,711
483	Canadian Imperial Bank of Commerce	41,543
532	Commerzbank AG ADR	7,937
275	DBS Group Holdings, Ltd. ADR	15,086
1,764	DNB Nor Asa	31,175
436	Erste Group Bank AG ADR	7,674
729	Fifth Third Bancorp	14,813
920	Hang Seng Bank ADR	14,922
1,903	HSBC Holdings Plc ADR	106,758
1,534	Intesa Sanpaolo Spa ADR	22,228
378	KBC Groep NV ADR	10,765
922	National Australia Bank Ltd. ADR	29,015
3,068	Natixis	16,938
3,567	Nordea Bank AB ADR	46,193
199	PNC Financial Services Group, Inc.	15,313
762	Regions Financial Corp.	7,414
2,556	Royal Bank of Scotland Group Plc ADR *	27,349
1,248	Skandinaviska Enskilda Banken AB	15,139
2,745	Societe Genrale ADR	31,540
1,565	Standard Chartered Plc	37,095
674	Svenska Handelsbanken ADR	15,704
618	Swedbank AB ADR	15,858
582	Toronto Dominion Bank	53,201
766	U.S. Bancorp	30,042
4,314	Unicredit Spa	31,296
440	United Overseas Bank Ltd. ADR	14,740
2,359	Wells Fargo & Co.	103,843
		1,039,198	9.24%

Commercial Services & Supplies
161	Omnicom Group, Inc.	11,503
476	Secom Ltd. ADR	7,368
328	Waste Management, Inc.	14,983
		33,854	0.30%

Communications Equipment
2,115	Cisco Systems, Inc.	44,944
4,671	Koninklijke KPN N.V. ADR	15,041
416	Motorola Solutions Inc	27,406
1,026	QUALCOMM, Inc.	75,493
		162,884	1.45%

Computers & Peripherals
478	Apple, Inc.	265,801
826	EMC Corp.	19,700
1,176	Hewlett-Packard Co.	32,164
		317,665	2.82%
Construction Materials
297	Compagnie de Saint-Gobain	15,792
316	CRH Plc. ADR	8,045
495	HeidelbergCement AG ADR	7,737
1,990	Holcim, Ltd. ADR *	28,855
848	Lafarge SA ADR	15,128
		75,557	0.67%

Consumer Finance
652	American Express Co.	55,942
213	Capital One Financial Corp.	15,257
		71,199	0.63%

Distributors
192	Jardine Cycle & Carriage Ltd.	5,401	0.05%

Diversified Financial Services
4,745	Bank of America Corp.	75,066
843	Citigroup, Inc.	44,612
1,930	Deutsche Boerse AG ADR	14,880
86	IntercontinentalExchange Group, Inc. *	18,369
263	Investor Ab	8,589
1,560	JPMorgan Chase & Co.	89,263
		250,779	2.23%

Diversified Telecommunication
747	Abertis Infraestructuras S.A.	15,882
1,696	AT&T, Inc.	59,716
396	BCE, Inc.	17,499
372	BT Group Plc. ADR	22,722
1,087	China Unicom Hk ADR	17,185
1,520	Deutsche Telekom	24,116
1,588	Deutsche Telekom AG ADR	25,202
1,746	Orange ADR	22,663
994	Singapore TLCM ADR	29,591
1,800	Softbank Corp. ADR	72,702
1,918	Sprint Corp. *	16,092
318	Telenor Asa ADR	22,982
434	Telus Corp.	15,359
387	T-Mobile US, Inc. *	10,066
1,200	Verizon Communications, Inc.	59,544
949	Vivendi SA ADR	24,143
		455,464	4.05%

Electric Utilities
315	Amer Electric Power Co.	14,824
591	Centrica Plc. ADR	13,108
921	CLP Holdings Ltd. ADR	7,506
211	Duke Energy Corp.	14,762
790	E. On SE ADR	15,215
329	Edison International	15,203
2,490	Electricité de France S.A. ADR	18,501
759	Endesa Sa *	22,791
7,217	ENEL Ente Nazionale per L'Energ Elet SPA ADR	32,476
451	Firstenergy Corp.	14,716
3,365	Fortum Oyj Corp. ADR	15,378
1,175	Iberdrola SA ADR	29,998
174	Nextera Energy, Inc.	14,719
1,777	Power Assets Holdings ADR	14,554
488	PPL Corp.	14,986
397	RWE AG ADR	15,213
594	SSE Plc ADR	12,914
366	The Southern Co.	14,871
		301,735	2.68%

Electrical Equipment
224	Emerson Electric Co.	15,006
636	Mitsubishi Electric Corp. ADR	14,812
316	Nidec Corp. ADR	7,658
56	Rockwell Automation, Inc.	6,360
1,295	Schneider Electric SA ADR	21,911
		65,747	0.58%

Electronic Equipment & Instruments
176	Amphenol Corp.	14,962
878	Corning, Inc.	14,996
282	Kyocera Corp. ADR	14,946
356	Murata Mfg Co., Ltd. ADR	7,658
293	Toshiba Corp. ADR	7,586
		60,148	0.53%

Energy Equipment & Services
263	Baker Hughes, Inc.	14,980
434	Halliburton Company	22,863
182	National Oilwell Varco, Inc.	14,833
594	Schlumberger Ltd.	52,521
		105,197	0.94%

Farm Products
6,000	Wilmar International Ltd ADR	16,830	0.15%

Food & Staples Retailing
2,000	Carrefour SA ADR	15,680
120	Costco Wholesale Corp.	15,052
766	CVS Caremark Corp.	51,291
435	Koninklijke Ahold Spa ADR	7,904
376	Kroger Co.	15,698
303	Seven & i Holdings Co., Ltd. ADR	22,407
444	Sysco Corp.	14,932
250	Walgreen Co.	14,800
1,604	Wal-Mart Stores, Inc.	129,940
388	Wesfarmers Ltd. *	15,497
		303,201	2.70%

Food Products
286	Conagra Foods, Inc.	9,435
578	General Mills, Inc.	29,148
224	Kellogg Company	13,583
285	Kraft Foods Group, Inc.	15,139
129	Mead Johnson Nutrition	10,902
892	Mondelez International, Inc.	29,909
1,273	Tesco Plc ADR	21,857
		129,973	1.16%

Gas Utilities
732	Gas Natural SDG SA	18,218
712	Snam Spa ADR	7,618
		25,836	0.23%

Health Care Equipment & Supplies
786	Abbott Laboratories	30,017
145	Becton Dickinson & Co.	15,746
25	Intuitive Surgical *	9,422
477	Medtronic, Inc.	27,342
368	Stryker Corp.	27,387
81	Zimmer Holdings, Inc.	7,404
		117,318	1.04%

Health Care Providers & Servicers
205	Aetna Inc	14,131
230	Cardinal Health Inc	14,858
153	Cigna Corp.	13,380
381	Express Scripts Holding Co. *	25,660
86	Mckesson Corporation	14,267
731	UnitedHealth Group, Inc.	54,445
160	Wellpoint, Inc.	14,861
		151,602	1.35%

Health Care Technology
282	Agilent Technologies, Inc.	15,107
210	Cerner Corp. *	12,069
		27,176	0.24%

Hotels Restaurants & Leisure
19	Chipotle Mexican Grill, Inc. *	9,953
808	Guoco Group Ltd.	9,839
205	Las Vegas Sands Corp.	14,694
322	Marriott International, Inc.	15,140
409	McDonald's Corp.	39,824
12	MGM China Holdings Ltd.	43
100	Oriental Land Co.	14,732
549	Starbucks Corp.	44,721
154	Starwood Hotels & Resorts Worldwide, Inc.	11,470
92	Wynn Resorts Ltd.	15,260
204	Yum Brands, Inc.	15,847
		191,523	1.70%

Household Durables
575	Haier Electronics Group Co., Ltd.	1,354
1,346	Panasonic Corp. ADR *	15,452
397	Simachu Co., Ltd.	8,945
		25,751	0.23%

Household Products
497	Colgate-Palmolive Co.	32,708
154	Henkel AG & Co. KGaA ADR	15,294
146	Henkel AG & Co. KGaA ADR	16,603
234	Kimberly-Clark Corp.	25,543
137	Lauder Estee Co.	10,269
1,056	Procter & Gamble Co.	88,936
289	Svenska Cellulosa AB ADR	8,488
		197,841	1.76%

IT Services
332	Automatic Data Processing	26,567
69	Fiserv, Inc. *	7,582
567	International Business Machines Corp.	101,879
49	Mastercard Inc.	37,280
266	Paychex, Inc.	11,632
212	Visa, Inc.	43,133
		228,073	2.03%

Industrial Conglomerates
464	3M Company	61,949
399	Danaher Corp.	29,845
3,366	General Electric Co.	89,738
639	Koninklijke Philips N.V (PHG)	22,851
478	Siemens A G ADR	63,153
		267,536	2.38%

Insurance
158	Ace Limited New	16,239
1,982	Aegon N.V.	17,600
227	Aflac, Inc.	15,066
3,140	Allianz SE ADR	54,793
275	Allstate Corp.	14,924
602	American International Group, Inc.	29,949
1,084	Aviva Plc. ADR	15,339
1,319	AXA Group ADR	34,663
520	Berkshire Hathaway, Inc. Class B *	60,596
155	Chubb Corp.	14,950
476	Great West Lifeco, Inc.	14,880
418	Hartford Financial Services Group	14,893
2,581	ING Groep NV ADR *	33,501
390	Manulife Financial Corp.	7,539
315	Marsh & Mc Lennan Co., Inc.	14,947
286	Metlife, Inc.	14,926
700	Muenchener Rueckver ADR	15,344
463	Power Financial Corp.	15,756
168	Prudential Financial, Inc.	14,912
2,716	Standard Life Plc	15,618
445	Sun Life Financial, Inc.	15,566
657	Suncorp Group Ltd. ADR	8,074
180	Swiss Re Ltd. ADR	16,020
970	Zurich Insurance Group AG ADR *	27,199
		503,294	4.48%

Internet & Catalog Retail
246	Amazon, Inc. *	96,830
23	Netflix, Inc. *	8,413
30	priceline.com, Inc. *	35,770
		141,013	1.25%

Internet Software & Services
484	eBay, Inc. *	24,452
1,082	Facebook, Inc. Class A *	50,865
132	Google, Inc., Class A *	139,866
133	LinkedIn Corp. *	29,796
522	Rakuten, Inc.	8,021
1,557	Yahoo Japan Corp. ADR	15,103
648	Yahoo, Inc. ADR *	23,963
		292,066	2.60%

Leisure Equipment & Products
225	Mattel, Inc.	10,411	0.09%

Life Sciences Tools & Services
210	Thermo Fisher Scientific, Inc.	21,179	0.19%

Machinery
573	AB Volvo Class B ADR	7,541
281	Caterpillar, Inc.	23,773
116	Deere & Co.	9,772
85	Dover Corp.	7,713
600	Fanuc Corp. ADR	16,830
270	Fuji Heavy Industrials Ltd. ADR	15,201
170	Illinois Tool Works, Inc.	13,529
706	Komatsu Ltd. ADR	14,769
177	Kubota Corp. ADR	15,185
123	Paccar, Inc.	7,049
126	Partners Group Holding AG	14,848
22	SMC Corp.	5,297
81	Stanley Black & Decker, Inc.	6,593
1,840	Vinci SA ADR	29,514
		187,614	1.67%
Marine
1	AP Moeller Maersk ADR	9,541	0.08%

Media
286	CBS Corp.	16,748
59	Charter Communications, Inc. Class A *	7,971
1,523	Comcast Corp.	75,952
264	DIRECTV *	17,453
452	Fox News Corp.	15,137
684	Pearson Plc ADR	15,123
4,098	Sirius Xm Holdings, Inc. *	15,449
792	The Walt Disney Co.	55,868
397	Thomson Reuters Corp.	14,840
127	Time Warner Cable, Inc.	17,554
450	Time Warner, Inc.	29,570
188	Viacom, Inc. Class B	15,072
		296,737	2.64%

Metals & Mining
1,214	Anglo American Plc. ADR	13,318
749	BHP Billiton Ltd. ADR	45,449
419	Freeport McMoran Copper & Gold, Inc.	14,535
2,876	Glencore Xstrata Plc. ADR	29,048
85	Groupe Bruxelle	7,513
290	Nucor Corp.	14,807
586	Southern Copper Corp.	14,709
1,096	Teck Resources Ltd. Class B	26,534
		165,913	1.48%

Multi-Utilities
100	Daikin Industries	6,346
226	Dominion Resources, Inc.	14,670
1,551	GDF Suez ADR	36,045
369	National Grid Plc. ADR	23,380
370	PG & E Corp.	14,937
18	Public Service Enterprise Group, Inc.	588
4,000	Sembcorp Industries	17,213
		113,179	1.01%

Multiline Retail
338	Macys Inc	18,002
593	Target Corp.	37,910
		55,912	0.50%

Oil, Gas & Consumable Fuels
348	Anadarko Petroleum Corp.	30,909
161	Apache Corp.	14,730
1,350	BP Plc ADR	63,463
571	Chesapeake Energy Corp.	15,343
726	Chevron Corp.	88,891
190	CNOOC Ltd. ADR	38,889
618	ConocoPhillips	44,990
136	Continental Resources, Inc. *	14,621
197	Crescent Point Energy Corp.	7,436
180	E O G Resources Inc	29,700
393	Encana Corp.	7,542
1,268	Eni Spa ADR	60,686
126	Ensco Plc.	7,444
1,738	Exxon Mobil Corp.	162,468
182	Hess Corp.	14,766
418	Kinder Morgan, Inc.	14,856
406	Marathon Oil Corp.	14,632
108	Noble Energy, Inc.	7,586
200	Occidental Petroleum Corp.	18,992
154	Omv AG ADR	7,571
219	Phillips 66	15,245
97	Pioneer Natural Resources Co.	17,242
1,007	Repsol S A ADR	26,353
1,441	Royal Dutch Shell Plc. Class A ADR	96,115
318	Royal Dutch Shell Plc. Class B ADR	22,241
393	Southwestern Energy Co. *	15,193
1,605	Statoil ASA ADR	36,177
864	Suncor Energy, Inc.	29,964
1,706	Total S A ADR	102,906
331	TransCanada Corp.	14,693
336	Valero Energy Corp.	15,362
679	Woodside Petroleum Ltd ADR	23,201
		1,080,207	9.61%

Personal Products
154	Herbalife Ltd.	10,731	0.10%

Pharmaceuticals
990	AbbVie, Inc.	47,965
112	Actavis, Inc. *	18,264
105	Allergan, Inc.	10,190
1,016	Astellas Pharma, Inc. ADR	15,077
552	AstraZeneca Plc ADR	31,569
970	Bristol-Myers Squibb Co.	49,839
310	Chugai Pharmaceutical Co., Ltd. ADR	7,400
160	Forest Laboratories, Inc. *	8,210
1,099	Johnson & Johnson	104,031
584	Lilly Eli & Co.	29,328
1,208	Merck & Co., Inc.	60,195
205	Mylan, Inc. *	9,047
1,868	Pfizer, Inc.	59,272
432	Roche Holding AG ADR	30,262
425	Zoetis, Inc.	13,239
		493,888	4.39%

Professional Services
472	Deutsche Post AG ADR	16,747
192	Nielsen Holdings BVF	8,287
		25,034	0.22%

Real Estate Management & Developers
1,108	Cheung Kong Holdings Ltd. ADR	17,595
170	China Overseas Land & Investment Ltd.	528
886	Hang Lung Properties Ltd. ADR	14,973
342	Kerry Properties Ltd.	1,354
1,072	Mitsubishi Estate ADR	29,962
10,000	Sino Land Co., Ltd.	13,698
337	Sun Hung Kai Properties Ltd.	4,327
1,102	Sun Hung Kai Properties Ltd. ADR	14,227
896	Wharf Holdings Ltd. ADR	15,017
170	Wheelock & Co., Ltd.	828
		112,509	1.00%

Road & Rail
1,000	Central Japan Railway Co. ADR	12,320
547	CSX Corp.	14,917
5,196	Firstgroup Plc	9,719
80	Kansas City Southern, Inc.	9,682
221	Union Pacific Corp.	35,811
		82,449	0.73%

Semiconductors & Semiconductor
1,328	Atlantia ADR	14,820
824	Broadcom Corp.	21,993
1,896	Intel Corp.	45,201
659	Micron Technology, Inc. *	13,905
389	Texas Instruments, Inc.	16,727
		112,646	1.00%
Services-Prepackaged Software
649	Symantec Corp.	14,596	0.13%

Shipping & Ports
500	A.P. Moeller-Maersk ADR	10,180	0.09%

Software
235	Adobe Systems, Inc. *	13,343
5,092	Microsoft Corp.	194,158
2,581	Oracle Corp.	91,083
267	Salesforce.com, Inc. *	13,908
		312,492	2.78%

Specialty Retail
200	Bed Bath & Beyond, Inc. *	15,606
378	Best Buy, Inc.	15,328
406	Gap, Inc.	16,634
448	Lowe's Companies, Inc.	21,271
755	Metro AG ADR	7,625
121	O'Reilly Automotive, Inc. *	15,120
455	The Home Depot, Inc.	36,705
203	TJX Companies, Inc.	12,765
		141,054	1.25%

Steel Works, Blast Furnaces Rollng Mills (Coke Ovens)
1,060	ArcelorMittal	18,200	0.16%

Textiles, Apparel & Luxury Goods
275	Coach, Inc.	15,922
478	Nike, Inc. Class B	37,829
199	Ross Stores, Inc.	15,215
		68,966	0.61%

Tobacco
808	Altria Group, Inc.	29,880
1,068	Japan Tobacco, Inc.	36,077
288	Lorillard, Inc.	14,783
522	Philip Morris International, Inc.	44,652
		125,392	1.12%

Trading Companies & Distributors
38	Grainger WW, Inc.	9,801
2,810	Wolseley Plc ADR	14,893
		24,694	0.22%

Wireless Telecommunication Services
1,819	China Mobile Ltd. ADR	98,663
146	Crown Castle International Corp. *	10,838
1,888	KDDI Corp ADR	29,604
2,735	Vodafone Group Plc. ADR	101,441
		240,546	2.14%

Total for Common Stock (Cost - $10,389,757)		$ 10,842,573	96.41%

EXCHANGE TRADED FUNDS
4,676	iShares MSCI Japan Small Cap	255,216

Total Exchange Traded Funds (Cost - $256,971)		$ 255,216	2.28%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts
128	American Tower Corp.	9,955
99	Boston Properties, Inc.	9,849
296	Equity Residential	15,256
112	Gaming and Leisure Properties, Inc. *	5,165
707	General Growth Properties, Inc.	14,670
262	Healthcare Reit, Inc.	14,669
3,000	Link REIT	14,705
98	Public Storage	14,965
149	Simon Property Group	22,328
58	Unibail Rodamco	15,164
734	Westfield Group ADR	14,012
508	Weyerhaeuser Co.	15,306

Total Real Estate Investment Trusts (Cost - $164,898)		$ 166,044	1.48%

MONEY MARKET FUNDS
21,925	Aim Short Term Investments Trust Treasury 0.02% ** (Cost - $21,925)	21,925	0.19%

	Total Investments (Cost - $10,833,551)	$ 11,285,758	100.36%

	Liabilities in Excess of Other Assets	(40,110)	-0.36%

	Net Assets	$ 11,245,648	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at November 30, 2013.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Assets and Liabilities
November 30, 2013

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $8,885,698; and $10,833,551, respectively)	$ 9,043,122	$ 11,285,758
Receivables:
Dividends and Interest	12,359	16,632
From Advisor	11,045	5,973
Portfolio Securities Sold	553,171	5,175,434
Prepaid Expenses	20,193	20,135
Total Assets	9,639,890	16,503,932
Liabilities:
Payables:
Portfolio Securities Purchased	562,544	5,235,300
Distribution Fees	46	16
Trustee Fees	2,508	2,508
Other Accrued Expenses	21,215	20,460
Total Liabilities	586,313	5,258,284
Net Assets	$ 9,053,577	$ 11,245,648

Net Assets Consist of:
Paid In Capital	$ 8,737,449	$ 10,339,161
Undistributed Net Investment Income	57,569	44,228
Accumulated Realized Gain on Investments and Foreign Currency Transactions	101,135	410,052
Unrealized Appreciation in Value of Investments	157,424	452,207
Net Assets	$ 9,053,577	$ 11,245,648

Net Asset Value Per Share

Institutional Class
Net Assets	$ 9,004,983	$ 11,223,051
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	853,423	979,158
Net asset value and offering price per share	$ 10.55	$ 11.46
Redemption price per share (a)	$ 10.34	$ 11.23

Investor Class
Net Assets	$ 48,594	$ 22,597
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	4,621	1,975
Net asset value and offering price per share	$ 10.52	$ 11.44
Redemption price per share (a)	$ 10.31	$ 11.21

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Operations
For the period ended November 30, 2013

	CCA Core Return Fund (b)	CCA Aggressive Return Fund (c)
Investment Income:
Dividends (a)	$ 100,659	$ 100,611
Interest	5,020	37
Total Investment Income	105,679	100,648

Expenses:
Advisory Fees	39,992	46,836
Distribution Fees:
Investor Class	46	20
Administrative Fees	1,800	1,500
Transfer Agent Fees	22,081	22,106
Registration Fees:
Institutional Class	13,040	13,042
Investor Class	5,628	5,627
Audit Fees	14,750	14,751
Legal Fees	12,458	12,558
Custody Fees	18,602	18,888
Printing Fees	177	177
Insurance Fees	3,869	3,869
Compliance Officer Fees	20,684	20,684
Trustee Fees	3,758	3,758
Offering Fees	26,153	26,210
Other Fees	3,070	3,020
Total Expenses	186,108	193,046
Fees Waived and Reimbursed by the Adviser	(138,073)	(136,825)
Net Expenses	48,035	56,221

Net Investment Income	57,644	44,427

Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	101,060	409,853
Net Change in Unrealized Appreciation on Investments	157,424	452,207
Net Realized and Unrealized Gain on Investments and Foreign Currency	258,484	862,060

Net Increase in Net Assets Resulting from Operations	$ 316,128	$ 906,487

(a) Net of Foreign withholding taxes of $2,398, and $1,215, respectively.
(b) The CCA Core Return Fund commenced investment operations on December 26, 2012.
(c) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund
Statement of Changes in Net Assets

Period Ended (a)
11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 57,644
Net Realized Gain on Investments and Foreign Currency Transactions	101,060
Net Change in Unrealized Appreciation on Investments	157,424
Net Increase in Net Assets Resulting from Operations	316,128

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	8,674,034
Investor Class	48,500
Cost of Shares Redeemed:
Institutional Class	(33,228)
Investor Class	(2,520)
Redemption Fees	663
Net Increase in Net Assets from Capital Share Transactions	8,687,449

Net Increase in Net Assets	9,003,577

Net Assets:
Beginning of Period	50,000
End of Period (Including Undistributed Net
Investment Income of $57,569)	$ 9,053,577

Share Activity
Institutional Class:
Shares Sold	851,609
Shares Redeemed	(3,186)
Net Increase in Shares of Beneficial Interest Outstanding	848,423

Investor Class:
Shares Sold	4,869
Shares Redeemed	(248)
Net Increase in Shares of Beneficial Interest Outstanding	4,621

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund
Statement of Changes in Net Assets

Period Ended (a)
11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 44,427
Net Realized Gain on Investments and Foreign Currency Transactions	409,853
Net Change in Unrealized Appreciation on Investments	452,207
Net Increase in Net Assets Resulting from Operations	906,487

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	10,355,236
Investor Class	21,000
Cost of Shares Redeemed:
Institutional Class	(87,148)
Investor Class	-
Redemption Fees	73
Net Increase in Net Assets from Capital Share Transactions	10,289,161

Net Increase in Net Assets	11,195,648

Net Assets:
Beginning of Period	50,000
End of Period (Including Undistributed Net
Investment Income of $44,228)	$ 11,245,648

Share Activity
Institutional Class:
Shares Sold	982,210
Shares Redeemed	(8,052)
Net Increase in Shares of Beneficial Interest Outstanding	974,158

Investor Class:
Shares Sold	1,975
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	1,975

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.10
Net Gain on Investments (Realized and Unrealized)	0.45
Total from Investment Operations	0.55

Redemption Fees (d)	-

Net Asset Value, at End of Period	$ 10.55

Total Return **	5.50%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets	3.38%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.40)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(b)
Ratio of Net Investment Income to Average Net Assets	1.08%	(b)
Portfolio Turnover	124%	(c)

(a) The CCA Core Return Fund, Institutional Class, commenced investment operations on December 26, 2012.
(b) Annualized.
(c) Not annualized.
(d) Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	11/30/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.09
Net Gain on Investments (Realized and Unrealized)	0.43
Total from Investment Operations	0.52

Redemption Fees (d)	-

Net Asset Value, at End of Period	$ 10.52

Total Return **	5.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets	34.29%	(c)
Ratio of Net Investment Loss to Average Net Assets	(32.25)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets	0.90%	(c)
Portfolio Turnover	124%	(b)

(a) The CCA Core Return Fund, Investor Class, commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	11/30/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07
Net Gain on Investments (Realized and Unrealized)	1.39
Total from Investment Operations	1.46

Redemption Fees (d)	-

Net Asset Value, at End of Period	$ 11.46

Total Return **	14.60%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets	2.99%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.38)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets	0.71%	(c)
Portfolio Turnover	370%	(b)

(a) The CCA Aggressive Return Fund, Institutional Class, commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07
Net Gain on Investments (Realized and Unrealized)	1.37
Total from Investment Operations	1.44

Redemption Fees (d)	-

Net Asset Value, at End of Period	$ 11.44

Total Return **	14.40%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets	77.18%	(b)
Ratio of Net Investment Loss to Average Net Assets	(75.39)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(b)
Ratio of Net Investment Income to Average Net Assets	0.64%	(b)
Portfolio Turnover	370%	(c)

(a) The CCA Aggresive Return Fund, Investor Class, commenced investment operations on December 26, 2012.
(b) Annualized.
(c) Not Annualized.
(d) Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2013

1.  ORGANIZATION

The CCA Investments Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and the CCA Core Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized two classes of shares for each Fund, Institutional Class shares and Investor Class shares, and each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices accurately reflect the fair market value of such securities.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s assets measured at fair value as of November 30, 2013, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2013 (Total)
Assets
Common Stocks	$ 3,163,036	$ -	$ -	$ 3,163,036
Corporate Bonds	-	233,902	-	233,902
Exchange Traded Funds	4,972,271	-	-	4,972,271
Real Estate Investment Trusts	83,100	-	-	83,100
U.S. Treasury Notes & Obligations	-	542,191	-	542,191
Money Market Funds	48,622	-	-	48,622
Total	$ 8,267,029	$ 776,093	$ -	$ 9,043,122

During the period December 26, 2012 (commencement of investment operations) through November 30, 2013, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s assets measured at fair value as of November 30, 2013, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2013 (Total)
Assets
Common Stocks	$ 10,842,573	$ -	$ -	$ 10,842,573
Exchange Traded Funds	255,216	-	-	255,216
Real Estate Investment Trusts	166,044	-	-	166,044
Money Market Funds	21,925	-	-	21,925
Total	$ 11,285,758	$ -	$ -	$ 11,285,758

During the period December 26, 2012 (commencement of operations) through November 30, 2013, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

OFFERING COSTS: All costs incurred by the Funds, in conjunction with their offering, have been paid by the Adviser, on behalf of the Funds, and are subject to recoupment as described in Note 3. Offering costs incurred by the Funds were treated as deferred charges until operations commenced and thereafter were amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds’ recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period December 26, 2012 (commencement of investment operations) through November 30, 2013, related to uncertain tax positions expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period December 26, 2012 (commencement of investment operations) through November 30, 2013, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV’s are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total of all liabilities, including accrued expenses.  The total NAV’s are divided by the total number of shares outstanding for each Fund to determine the NAV of each share.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

RECLASSIFICATION:  Permanent book and tax differences primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the Core Return Fund for the period ended November 30, 2013 as follows: a decrease in undistributed net investment income of $75; and an increase in accumulated net realized gains on investments of $75.  Reclassification for the Aggressive Return Fund for the period ended November 30, 2013 as follows: a decrease in undistributed net investment income of $199; and an increase in accumulated net realized gains on investments of $199.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There was $663 in redemption fees collected for the CCA Core Return Fund during the period December 26, 2012 (commencement of investment operations) through November 30, 2013. There was $73 in redemption fees collected for the CCA Aggressive Return Fund during the period December 26, 2012 (commencement of investment operations) through November 30, 2013.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreement, each Fund Class pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the period December 26, 2012 (commencement of investment operations) through November 30, 2013, the Adviser earned $39,992 in management fees from the CCA Core Return Fund and $46,836 in management fees from the CCA Aggressive Return Fund.  During the period December 26, 2012 (commencement of investment operations) through November 30, 2013, the Adviser waived management fees and reimbursed the expenses of $138,073 and $136,825 from the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.  At November 30, 2013, the Adviser owed $11,045 and $5,973 to the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2014, to ensure that the total annual Funds’ operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, taxes, short selling expenses, interest expense, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of average daily net assets attributable to each of the Institutional Class or Investor Class of each Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  During the period ended November 30, 2013, expense waivers subject to recoupment are as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2016	$138,073
Core Return Fund	November 30, 2015	$ 10,272
Aggressive Return Fund	November 30, 2016	$136,825
Aggressive Return Fund	November 30, 2015	$ 10,272

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objective, policies and restrictions.  Pursuant to a Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the period ended November 30, 2013 for the Core Return Fund were $446,504 and $376,061, respectively.  Inter-portfolio purchases and sales during the period ended November 30, 2013 for the Aggressive Return Fund were $376,061 and $446,504, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At November 30, 2013, paid in capital amounted to $8,737,449 and $10,339,161 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2013, were as follows:

Purchases	$ 15,383,161
Sales	$ 6,639,793

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2013, were as follows:

Purchases	$ 33,837,567
Sales	$ 23,436,336

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (a "Plan") under which the Fund may incur expenses related to distribution of its Investor Class shares. Payments under the Plans are made to its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to Investor Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the designee, in which case the designee may pay such excess expenses out of its own resources.  Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the period December 26, 2012 (commencement of investment operations) through November 30, 2013, the CCA Core Return Fund incurred $46 in distribution fees and the CCA Aggressive Return Fund incurred $20 in distribution fees.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2013, is $8,894,260.  As of November 30, 2013, the gross unrealized appreciation on a tax basis totaled $327,322 and the gross unrealized depreciation totaled $178,460 for a net unrealized appreciation of $148,862.

As of November 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation                                                      $148,862

Accumulated net realized gain on investments                                      75

Undistributed net investment income                                           167,191

Total                                                                                        $316,128

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

The CCA Core Return Fund did not pay any distributions during the period ended November 30, 2013.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2013 is $10,842,022.  As of November 30, 2013, the gross unrealized appreciation on a tax basis totaled $535,315 and the gross unrealized depreciation totaled $91,579 for a net unrealized appreciation of $443,736.

As of November 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation                                              $ 443,736

Accumulated net realized gain on investments                             199

Undistributed net investment income                                    462,552

Total                                                                                $ 906,487

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

The CCA Aggressive Return Fund did not pay any distributions during the period ended November 30, 2013.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 88% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of November 30, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 90% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which clarified ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

10.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

11.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $500,000 bank line of credit; all borrowings under the arrangement bear interest at the prime rate. The Core Return Fund had no outstanding borrowings during the period ended November 30, 2013.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $500,000 bank line of credit; all borrowings under the arrangement bear interest at the prime rate. As of November 30, 2013, the Aggressive Return Fund had no outstanding borrowings. For the year ended November 30, 2013, the average daily borrowings and interest rate under the line of credit were $1,000 and 3.25 percent, respectively. The Aggressive Return Fund had borrowings outstanding for approximately 1% of the days for the period ended November 30, 2013.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

On December 30, 2013, the Funds paid the following per share distributions related to the period ended November 30, 2013:

	Rate	Character	Amount
Core Return Fund
Institutional Class	0.09526	Ordinary	$85,454
	0.1036	Short-Term	$92,936

Investor Class	0.08008	Ordinary	$288
	0.1036	Short-Term	$372

Aggressive Return Fund
Institutional Class	0.0502	Ordinary	$55,721
	0.14785	Short-Term	$164,110

Investor Class	0.03384	Ordinary	$67
	0.14785	Short-Term	$292

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the CCA Core Return Fund and

the CCA Aggressive Return Fund and

The Board of Trustees of the CCA Investments Trust

We have audited the accompanying statements of assets and liabilities of CCA Core Return Fund and CCA Aggressive Return Fund (the "Funds"), each a series of shares of beneficial interest of the CCA Investments Trust, including the schedules of investments, as of November 30, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period December 26, 2012 (commencement of operations) to November 30, 2013.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCA Core Return Fund and CCA Aggressive Return Fund,  as of November 30, 2013, and the results of their operations, the changes in their net assets and their financial highlights for the period December 26, 2012 to November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 28, 2014

CCA Investments Trust
Expense Illustration
November 30, 2013 (Unaudited)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2013 through November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		CCA Core Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,044.55	$4.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		CCA Core Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,043.65	$5.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		CCA Aggressive Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,086.26	$4.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		CCA Aggressive Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,085.39	$6.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS

NOVEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address and Age [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Brian S. Cohen Age: 54	Trustee	Indefinite; November 30, 2012 to present	Operating Partner, Altamont Capital Partners (since 2011); President and CEO of Pacific Specialty Insurance Company, Pacific Specialty Property Casualty Company, Western Service Contract Corporation, and the McGraw Company (May, 2012 to November, 2012); President and CEO of Strategic Growth Advisers, LLC (since 2009)	2

Pacific Specialty Insurance Company (since 2012); Pacific Specialty Property Casualty Company (since 2012); Western Service Contract Corporation (since 2012); The McGraw Company (since 2012); Strategic Growth Advisers, LLC (since 2009)

Matthew J. Hart Age: 61	Trustee	Indefinite; November 30, 2012 to present	President, Hilton Hotel Corporation (1995-2007); retired since 2007.	2	US Airways, American Airlines (since 2006); Air Lease Corporation (since 2010); Great American Group (since 2009); American Homes 4 Rent (since 2013)
Eric R. L. Fleiss Age: 39	Trustee	Indefinite; October 17, 2013 to present	President, Regent Properties (since 2010); Vice President, Regent Properties (2005-2010).	2

1 Unless otherwise specified, the mailing address of each Trustee is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 The "Fund Complex" consists of CCA Investments Trust.

Each Trustee who is not affiliated with the Trust or Adviser will receive $5,000 per year.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Adam Checchi [2] Age: 37	President and Trustee	Indefinite; September 30, 2012 to present	Founder and Managing Member, Checchi Capital Advisers, LLC (since 2007).	2
Wesley Gallup Age: 32	Treasurer	Indefinite; November 30, 2012 to present	Director of Operations, Checchi Capital Advisers, LLC (since 2009); Portfolio Manager, Eden Capital Management Partners, L.P. (2006-2009).	n/a	n/a
David E. Scott Age:42	Chief Compliance Officer	Indefinite; November 30, 2012 to present

Managing Member, D.E. Scott & Associates, LLC (since 2005); Chief Compliance Officer, WY Funds Trust (since 2008); USA Mutual Trust (since 2007); Chief Compliance Officer, Strategic Value Partners, LLC (2004-2005); Managing Director, IMRC Group (2003-2004).

				n/a	n/a
Julie Collins Age: 28	Secretary	Indefinite; November 30, 2012 to present	Vice President of Product Development, Checchi Capital (since 2012); Associate, J.P. Morgan Private Bank (2008-2012).	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210

2 Mr. Checchi is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Funds’ investment adviser and sub-adviser.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

NOVEMBER 30, 2013 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Directors has determined that Mr. Malcolm Uffelman is a financial expert.  Mr. Uffelman is an independent Director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2013

$ 26,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2013

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2013

$ 4,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2013

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2013

$ 4,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: February 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: February 5, 2014